CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flow from continuing operating activities:
Net income	$ 10,166	$ 11,828	$ 23,549
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	3,926	3,289	1,902
Provision for bad debts	13,599	18,886	14,550
Deferred income taxes	(5,203)	(11,681)	(4,180)
Stock-based compensation expenses	1,253	3,775	4,553
Changes in operating assets and liabilities, net of acquisitions and divestitures:
Restricted cash	251	(1,060)	0
Accounts receivable	(13,348)	(12,832)	(22,331)
Other financing receivable	(48,679)	0	0
Other financing receivable, net, related parties	(779)	0	0
Short term net investment in sales-type leases	(57,329)	0	0
Long-term net investment in direct financing and sales-type leases	42,984	(145,392)	209,063
Inventories	552	1,594	(4,176)
Deposits for inventories, related party	0	0	14,515
Prepaid expense and other current assets	(302)	(576)	7,671
Accounts payable	902	874	15,922
Other payable and accrued liabilities	3,025	1,596	1,356
Customers deposits	3,372	(332)	798
Income tax payable	(1,070)	951	(254)
Net cash (used in) provided by continuing operating activities	(46,680)	(129,080)	262,938
Cash flow from continuing investing activities:
Capital expenditure on construction in progress	0	0	(76,353)
Purchase of property, equipment and leasehold improvements	(7,389)	(8,892)	(3,516)
Decrease in due from an affiliate	0	0	7,891
Net cash (used in) investing activities	(7,389)	(8,892)	(71,978)
Cash flow from continuing financing activities:
Proceeds from borrowings	244,176	201,761	102,036
Repayments of borrowings	(233,273)	(136,515)	(194,093)
Proceeds from affiliates	68,151	22,224	137,052
Repayment to affiliates	(80,510)	(50,672)	(170,520)
Increase in accounts payable, related parties	693,622	569,807	234,781
Repayment to accounts payable, related parties	(642,998)	(515,438)	(232,562)
Dividend paid	0	0	(5,885)
Capital distribution	0	0	(29,274)
Net cash provided by (used in) financing activities	49,168	91,167	(158,465)
Effect of exchange rate fluctuation on cash and cash equivalents	(442)	2,398	234
Net (decrease) increase in cash and cash equivalents	(5,343)	(44,407)	32,729
Cash and cash equivalents, beginning of the year	31,370	75,777	43,048
Cash and cash equivalents, end of the year	26,027	31,370	75,777
Supplemental disclosure of cash flow information:
Interest paid	13,549	8,191	15,194
Income taxes paid	$ 11,818	$ 16,486	$ 13,544